PEACHTREE ALTERNATIVE STRATEGIES FUND

INVESTMENT ADVISORY AGREEMENT

THIS INVESTMENT ADVISORY AGREEMENT (this “Agreement”) made as of November 19, 2021, by and between Peachtree Alternative Strategies Fund, a Delaware statutory trust (the “Fund”), with its principal office and place of business at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, and HB Wealth Management, LLC, a Georgia limited liability company, with its principal office and place of business at 3550 Lenox Rd, NE, Suite 2700, Atlanta, GA 30326 (the “Adviser”).

WHEREAS, the Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, management investment company and may issue shares of beneficial interest, no par value;

WHEREAS, the Adviser is registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), as an investment adviser and is engaged in the business of rendering investment advice and investment management services as an independent contractor; and

WHEREAS, the Fund desires that the Adviser perform investment advisory services for the Fund, and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Fund and the Adviser hereby agree as follows:

SECTION 1. APPOINTMENT; DELIVERY OF DOCUMENTS

(a)       The Fund hereby appoints the Adviser, subject to the direction and control of the Fund’s Board of Trustees (“Board”), to manage the investment and reinvestment of the assets of the Fund and to provide other services as specified herein. The Adviser accepts this appointment and agrees to render its services for the compensation set forth herein. The Adviser shall for all purposes herein be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or be an agent of the Fund.

(b)       In connection therewith, the Fund shall deliver to the Adviser copies of: (i) the Fund’s Agreement and Declaration of Trust and By-laws (collectively, as currently in effect and as amended from time to time, “Organic Documents”); (ii) the Fund’s current registration statement; (iii) the Fund’s current Prospectus and Statement of Additional Information (collectively, as currently in effect and as amended or supplemented, the “Prospectus”); (iv) any shareholder service plan, distribution plan or similar documents adopted by the Fund with respect to the Fund (collectively, and as may be amended from time to time); and (v) all written policies and procedures adopted by the Fund that are relevant to the services provided by the Adviser (e.g., repurchase agreement procedures, Rule 17a-7 Procedures and Rule 17e-1 Procedures, collectively, as currently in effect and as amended for time to time, the “Procedures”).

The Fund shall also deliver to the Adviser: (vi) a certified copy of the resolution of the Board, including a majority of the Trustees who are not interested persons, appointing the Adviser and any subadviser (each a “Subadviser”) and approving this Agreement and any subadvisory agreement relating to the Fund (each, a “Subadvisory Agreement”); (vii) a certified copy of the resolutions of the Fund’s shareholder(s), if applicable, appointing the Adviser and each Subadviser; (viii) a copy of all proxy statements and related materials relating to the Fund; (ix) a certified copy of the resolution of the Board electing the officers of the Fund; and (x) any other documents, materials or information that the Adviser shall reasonably request to enable it to perform its duties pursuant to this Agreement. The Fund shall furnish the Adviser with all amendments of or supplements to the foregoing except, in the case of item (x) the Fund provide only those amendments or supplements requested.

(c)       The Adviser has delivered to the Fund a copy of its: (i) Form ADV as most recently filed with the SEC, (ii) code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act (the “Code”) and (iii) compliance policies and procedures adopted and implemented by the Adviser pursuant to Rule 206(4)-7 under the Advisers Act (such compliance policies and procedures, collectively, the “Compliance Manual”). The Fund acknowledges receipt of the Adviser’s Form ADV, Code, and Compliance Manual.

The Adviser shall promptly furnish the Fund with all amendments of or supplements to the foregoing.

SECTION 2. DUTIES OF THE FUND

In order for the Adviser to perform the services required by this Agreement, the Fund: (i) shall cause all service providers to the Fund to furnish information to the Adviser and to assist the Adviser as may be reasonably requested by the Adviser; and (ii) shall ensure that the Adviser has reasonable access to all records and documents maintained by the Fund or any service provider to the Fund.

SECTION 3. DUTIES OF THE ADVISER

Subject to the delegation of any of the following duties to one or more persons as permitted by Section 11 of this Agreement, the Adviser, at its own expense (except as provided herein), shall render the following services to the Fund:

(a)       The Adviser shall assume all investment duties and have full discretionary power and authority with respect to the investment of the assets of the Fund. Without limiting the generality of the foregoing, the Adviser shall, with respect to the assets of the Fund: (i) obtain and evaluate such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties hereunder; (ii) continuously invest Fund assets in a manner reasonably consistent with the directions and policies set from time to time by the Board and any amendments thereto (“Board Policies”), the Organic Documents, the Prospectus, the Procedures (the Board Policies, the Organic Documents, the Prospectus, and the Procedures, collectively, the “Governing Documents”), and any other

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written guidelines or restrictions agreed to in writing by the Fund and the Adviser that are not inconsistent with the Governing Documents (the “Adviser Guidelines”), each as promptly provided to the Adviser by the Fund; (iii) determine the securities and other investments to be purchased, sold or otherwise disposed of including other investment funds (“Investment Funds”) and the timing of such purchases, sales and dispositions; (iv) to the extent applicable, vote all proxies for securities and exercise all other voting rights with respect to such securities in accordance with such proxy voting policies and procedures approved by the Board; (v) promptly issue settlement instructions to custodians designated by the Fund, where applicable; (vi) evaluate the credit worthiness of securities dealers, banks and other entities with which the Fund may engage in repurchase agreements and monitor the status of such agreements, where applicable; and (vii) take such further action, including, to the extent applicable, the placing of purchase and sale orders, selecting broker-dealers to execute, clear or settle such orders on behalf of the Fund, negotiating commission rates to be paid to broker-dealers, opening, maintaining and closing trading accounts in the name of the Fund, and executing for the Fund, as its agent and attorney-in-fact, subscription documents related to the Investment Funds and standard dealer or institutional customer agreements with broker-dealers, each as the Adviser shall deem necessary or appropriate, in its sole discretion, to carry out its duties under this Agreement.

Subject to the supervision of the Board, the Adviser shall have full discretion and authority to enter into agreements with the Investment Funds to irrevocably forego the Fund’s right to vote its interests or shares of the Investment Funds.

(b)       In effecting transactions on behalf of the Fund, to the extent that the Adviser uses a broker-dealer to effect a transaction, the Adviser’s primary consideration shall be to seek best execution, where applicable. In selecting broker-dealers to execute transactions (where applicable), the Adviser may take the following, among other things, into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and the difficulty in executing the order; and the full range of brokerage services offered by the broker-dealer. The execution price of a transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the execution services offered.

Consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and applicable regulations and interpretations, the Adviser may allocate brokerage on behalf of the Fund to a broker-dealer who provide research services to the Fund and/or other accounts over which the Adviser or any of its affiliated persons exercise investment discretion. Subject to compliance with Section 28(e) and where applicable, the Adviser may cause the Fund to pay to a broker-dealer who provides research services a commission that exceeds the commission the Fund might have paid to a different broker-dealer for the same transaction if the Adviser determines, in good faith, that such amount of commission is reasonable in relationship to the value of such brokerage or research services provided viewed in terms of that particular transaction or the Adviser’s overall responsibilities to the Fund or its other advisory clients.

The Adviser may aggregate sales and purchase orders of the assets of the Fund, where applicable, with similar orders being made simultaneously for other accounts advised by the Adviser or its affiliated persons. Whenever aggregating sales and purchase orders of the Fund with

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similar orders for other accounts advised by the Adviser or its affiliates, the orders shall be allocated as to price and amount among all such accounts in a manner believed to be equitable to the Fund and such other accounts.

(c)       The Adviser shall report to the Board at each meeting thereof as requested by the Board all material changes in the Fund since the prior report, and shall also keep the Board informed of important developments affecting the Fund and the Adviser, and on its own initiative, or as requested by the Board, shall furnish the Board from time to time with such information as the Adviser may believe appropriate for this purpose, whether concerning the individual investments comprising the Fund’s portfolio, including but not limited to the investments in Investment Funds, the performance of the Fund’s portfolio and the underlying Investment Funds, the investment strategies and holdings of the Investment Funds, or otherwise. The Adviser shall also furnish the Board with such available statistical and analytical information with respect to investments of the Fund, including but not limited to the underlying Investment Funds, as the Adviser may believe appropriate or as the Board reasonably may request. In providing investment advisory services pursuant to this Agreement, the Adviser shall comply with: (i) the Board Policies, the Organic Documents, the Fund’s investment objective, investment policies, and investment restrictions as set forth in the Prospectus, the Adviser Guidelines, and the Procedures, each as promptly provided to the Adviser by the Fund; (ii) the 1940 Act; (iii) the Advisers Act; (iv) the Securities Act; (v) the 1934 Act; (vi) the Internal Revenue Code of 1986, as amended; and (vii) other applicable laws.

(d)       The Adviser shall report to the Board all matters related to the Adviser that are material to the Adviser’s performance of this Agreement. The Adviser shall notify the Fund as soon as reasonably practicable, and where possible, in advance of any change of control of the Adviser and any changes in the key personnel who are either the portfolio manager(s) of the Fund or senior management of the Adviser.

(e)       The Adviser shall maintain the Compliance Manual that includes policies and procedures relating to the services it provides to the Fund that are reasonable designed to prevent violations of the federal securities laws as defined in Rule 38a-1 under the 1940 Act (“Federal Securities Laws”) as they relate to the Fund, and shall appoint persons to administer the policies and procedures who have the requisite level of skill and competence required to effectively discharge the administration of such policies and procedures.

(f)       The Adviser shall provide the Fund’s chief compliance officer (the “Fund CCO”), upon reasonable request, with direct access to the Adviser’s chief compliance officer and, upon reasonable request, shall provide the Fund CCO, at its own expense, with information the Fund CCO reasonably believes is required to administer the Fund’s compliance program implemented pursuant to Rule 38a-1 under the 1940 Act including, without limitation: (i) periodic reports/certifications regarding the Adviser’s compliance with the Federal Securities Laws and the Adviser’s compliance program as set forth in the Compliance Manual; and (ii) special reports in the event of any Material Compliance Matter (as defined in Rule 38a-1 under the 1940 Act). Upon the written request of the Fund, the Adviser shall also permit the Fund or its representatives to examine the reports required to be made to the Adviser under the Code.

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(g)       The Adviser shall maintain, or cause to be maintained, records relating to its duties hereunder (including portfolio transactions and placing and allocation of brokerage orders) as are required to be maintained by the Fund under the 1940 Act. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Adviser or the Fund pursuant to applicable law. To the extent required by applicable law, the books and records pertaining to the Fund which are in possession of the Adviser shall be the property of the Fund (the “Fund Records”). The Fund, or its representatives, shall have access to such books and records at all times during the Adviser’s normal business hours. Upon the reasonable request of the Fund, copies of any such books and records shall be provided promptly by the Adviser to the Fund or its representatives.

(h)       The Adviser shall cooperate with the Fund’s independent public accountants and shall take reasonable action to make all necessary information available to those accountants for the performance of the accountants’ duties.

(i)       The Adviser shall provide the Fund’s custodian and fund accountant, on each business day with such information relating to all transactions concerning the Fund’s assets and liabilities as the Fund’s custodian and fund accountant may reasonably require, including but not limited to information required to be provided under the Fund’s Valuation and NAV Error Correction Procedures, provided, however, the Adviser shall not be deemed to be the pricing agent for the Fund.

(j)                 Except as permitted by the Procedures, the Adviser shall not disclose and shall treat confidentially all information specifically relating to the Fund’s investments including, without limitation, the identification and market value or other pricing information of any and all portfolio securities or other investments held by the Fund, and any and all trades effected for the Fund (including past, pending and proposed trades). The foregoing shall not in any way restrict the Adviser’s ability to disclose information relating to Fund assets to the extent that such assets are held in other accounts managed or advised by the Adviser.

(k)       The Adviser shall, consistent with the Procedures: (i) cooperate with and provide reasonable assistance to the Fund’s administrator, custodian, fund accountant transfer agent and pricing agents and all other agents and representatives of the Fund; (ii) provide such persons with Fund data as they may reasonably deem necessary to the performance of their obligations to the Fund; and (iii) maintain any appropriate interfaces with each so as to promote the efficient exchange of information.

(l)       The Adviser agrees that it will notify the Fund CCO as soon as reasonably possible of any information security event that involves the loss of, theft of, unauthorized access to or unauthorized disclosure or use of any Fund-related information technology, resources or data, and that could reasonably be expected to have the potential to have a material adverse impact on the Fund or its shareholders (an “Event”), and (b) keep the Fund CCO reasonably apprised of the Adviser’s response to the Event, including the Adviser’s assessment of the impact of the Event on the Fund and the Adviser’s remediation efforts. Should it be determined

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that the Event has adversely impacted or breached the confidentiality, integrity or availability of confidential Fund or shareholder information, the Fund CCO will promptly notify the Board, and, working in conjunction with the Adviser, will ensure that all appropriate notifications under state and federal laws are made and take such other actions as may be necessary or appropriate to mitigate legal and business risks relating to the Event.

(m)       The Adviser agrees that it will notify the Fund CCO as soon as reasonably possible if it becomes aware of (a) any cybersecurity, related incident or event (other than an Event) that could reasonably be expected to have a material adverse impact on the ability of the Adviser to provide required services to the Fund or its shareholders, or the quality of such services; (b) any such incident or event that results in a violation of any law, rule or regulation applicable to the Fund or applicable to the Adviser in providing services to the Fund (or adversely affects the Adviser’s ability to comply with any such law, rule or regulation); or (c) any material weaknesses in its cybersecurity procedures.

SECTION 4. COMPENSATION

(a)       In consideration of the foregoing, the Fund shall pay the Adviser a fee at an annual rate as listed in Appendix A hereto (the “Advisory Fee”), which shall be based on the Fund’s net asset value as of the end of each month. The Advisory Fee shall be accrued monthly and paid monthly in arrears by the Fund no later than the fifteenth day of each calendar month for services performed hereunder during the prior calendar month. If the Advisory Fee begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, the Advisory Fee to be received by the Adviser for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated based on the number of days the Agreement is in effect during that month as a percentage of the total number of days in that month. Upon the termination of this Agreement, the Fund shall pay to the Adviser such compensation as shall be payable prior to the effective date of termination.

(b)       The Adviser shall reimburse expenses of the Fund or waive its Advisory Fee to the extent necessary to maintain the Fund’s expense ratio at an agreed-upon amount for a period of time specified in a separate expense limitation agreement (“Expense Limitation Agreement”). The Adviser’s reimbursement of the Fund’s expenses shall be estimated and paid to the Fund monthly in arrears, at the same time as the Fund’s payment to the Adviser for such month. Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation may be subject to reimbursement by the Fund consistent with the terms of the Expense Limitation Agreement.

(c)       The fee payable to the Adviser under this Agreement may be reduced to the extent of any receivable owed by the Adviser to the Fund (provided that such obligation is not subject to a good faith dispute) or as required under any operating expense limitation agreement applicable to the Fund.

(d)       No fee shall be payable hereunder with respect to that portion of Fund assets which are invested in any other account or other investment company for which the Adviser

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serves as investment adviser or subadviser and for which the Adviser already receives an advisory fee.

SECTION 5. EXPENSES

(a)               The Adviser shall pay its own expenses in connection with rendering the services to be provided by it pursuant to this Agreement, provided, however, that the Fund, and not the Adviser, shall bear: (1) travel expenses of employees of the Adviser to the extent that such expenses relate to attendance at meetings of the Board or any committees thereof; (2) travel expenses of employees of the Adviser to the extent that such expenses relate to “on-site” due diligence performed by the Adviser (e.g., travelling to meet with the investment manager of an underlying fund or potential underlying fund); and (3) other expenses related to the performance of due diligence services (e.g., background checks of individuals associated with an underlying fund or potential underlying fund). In addition, the Adviser shall be responsible for: (i) the costs of any special Board meetings or shareholder meetings convened for the primary benefit of, and specifically requested by, the Adviser (unless such cost is otherwise allocated by the Board); (ii) any costs of liquidating or reorganizing the Fund if the liquidation or reorganization is made at the request of the Adviser (unless such cost is otherwise allocated by the Board); (iii) amendments to the Fund’s registration statement (other than amendments implemented in connection with the annual registration statement update) or supplements to the Prospectus as specifically requested by the Adviser (collectively, “Updates”) (unless such cost is otherwise allocated by the Board); and (iv) the dissemination of such Updates (unless such cost is otherwise allocated by the Board).

(b)       The Fund shall be responsible for and assumes the obligation for payment of all of its expenses not specifically waived, assumed or agreed to be paid by the Adviser, including but not limited to: (i) the Advisory Fee payable under this Agreement; (ii) the fees payable to an administrator under an agreement between the administrator and the Fund; (iii) expenses of issuance, transfer, repurchase and redemption of Fund shares (including tender offer expenses); (iv) interest charges, taxes, brokerage fees and commissions, dividends on short sales, and other fees and expenses incurred in connection with borrowings or the acquisition, holding, and disposition of securities and other investments; (v) premiums of insurance for the Fund, its Trustees and officers, and fidelity bond premiums; (vi) fees and expenses of third parties, including the Fund’s independent public accountant, custodian, transfer agent, dividend disbursing agent and fund accountant; (vii) fees and expenses of a third party unaffiliated with the Adviser who will perform certain operational due diligence, research and risk management services (whether hired by the Adviser (so long as approved by the Board) or the Fund); (viii) fees of pricing, interest, dividend, credit and other reporting services; (ix) costs of membership in trade associations; (x) acquired fund fees and expenses (as such term is used in Form N-2); (xi) telecommunication and transmission expenses; (xii) auditing, legal and compliance expenses; (xiii) costs of forming the Fund and maintaining its existence; (xiv) costs of preparing, filing, printing and mailing the Fund’s Prospectus, subscription application forms and shareholder reports, and other communications and delivering them to shareholders, whether of record or beneficial; (xv) expenses of meetings of shareholders and proxy solicitations therefor; (xvi) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts, of calculating the net asset value of shares and of preparing tax returns;

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(xvii) costs of reproduction, stationery, supplies and postage; (xviii) fees and expenses of the Fund’s Trustees and officers; (xiv) costs of Board, Board committee and other corporate meetings; (xx) SEC registration fees and related expenses; (xxi) state, territory or foreign securities laws registration fees and related expenses; (xxii) all fees and expenses paid by the Fund in accordance with any distribution or shareholder service plan or similar agreement or plan; and (xxiii) all other costs of its operations including any extraordinary and non-reoccurring expenses including litigation, proceedings, claims and indemnification obligations to its Trustees, officers, and service providers, except as herein otherwise prescribed.

(c)               To the extent that the Adviser pays fees, in addition to any distribution or servicing fees paid by the Fund, to a third party, including without limitation banks, broker-dealers, financial advisors, or pension administrators, for sub-administration, sub-transfer agency or any other servicing or distribution services, the Adviser shall report such payments (and to which third parties) regularly to the Fund.

SECTION 6. STANDARD OF CARE

(a)       The Adviser shall not be liable hereunder to the Fund or any of the Fund’s shareholders for any mistake of judgment or mistake of law, for any loss arising out of any investment, or for any act or omission taken or in any event whatsoever in the absence of: (i) bad faith, willful misfeasance or gross negligence in the performance of the Adviser’s duties or obligations under this Agreement or (ii) the Adviser’s reckless disregard of its duties and obligations under this Agreement. The Adviser acknowledges that federal and certain state securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein shall in any way constitute a waiver or limitation of any rights which the Fund or the Fund’s shareholders may have under applicable federal or state securities laws.

(b)       The Adviser shall not be liable to Fund or the Fund’s shareholders for the errors of other service providers to the Fund, including the errors of pricing services, the administrator, the fund accountant, the custodian or the transfer agent to the Fund unless such errors arise from the Adviser providing false or misleading information to such service providers. The Adviser shall not be liable to the Fund or any of the Fund’s shareholders for any action taken or failure to act in good faith reliance upon: (i) information, instructions or requests, whether oral or written, with respect to the Fund made to the Adviser by a duly authorized officer of the Fund (other than a duly authorized Fund officer that is also a member of, affiliated with or interested person of the Adviser, its affiliates, or successors thereto; (ii) the advice of counsel to the Fund; and (iii) any written instruction or certified copy of any resolution of the Board or any agent of the Board.

(c)       The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

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SECTION 7. INDEMNIFICATION

(a)               The Adviser shall indemnify the Fund and its officers, directors, employees, affiliates and agents (each, a “Fund Indemnitee”) for, and shall defend and hold each Fund Indemnitee harmless from, all losses, costs, damages and expenses (including reasonable legal fees) (collectively, the “Losses”) incurred by the Fund Indemnitee and arising from or in connection with the performance of this Agreement or a Subadvisory Agreement and resulting from the Adviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement or a Subadvisory Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement or a Subadvisory Agreement, or the breach of its fiduciary duty to the Fund under federal securities laws or state laws; provided, however, no such indemnification shall be required to the extent that the Losses result from the Fund’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement or the Fund’s reckless disregard of its duties or obligations under this Agreement.

(b)       The Fund shall indemnify the Adviser, its officers, directors, employees, affiliates and agents (each, an “Adviser Indemnitee”) for, and shall defend and hold each Adviser Indemnitee harmless from all Losses incurred by the Adviser Indemnitee and arising from or in connection with the performance of its duties under this Agreement; provided, however, no such indemnification shall be required to the extent that the Losses result from the Adviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement or a Subadvisory Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement or a Subadvisory Agreement, or the Adviser’s breach of its fiduciary duty under federal securities laws and state law.

(c)       Upon the assertion of a claim for which a party may be required to indemnify an Fund Indemnitee or an Adviser Indemnity (each, an “Indemnitee”), the Indemnitee must promptly notify the indemnifying party of such assertion, and shall keep the indemnifying party advised with respect to all developments concerning such claim. The indemnifying party shall have the option to participate with the Indemnitee in the defense of such claim or to defend against said claim in its own name or in the name of the Indemnitee. The Indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnifying party may be required to indemnify it except with the indemnifying party’s prior written consent, which shall not be unreasonably withheld, conditioned or delayed; notwithstanding Sections 7(a) and 7(b) hereof, in the event the Indemnitee has not secured such consent from the indemnifying party, the indemnifying party shall have no obligation to indemnify the Indemnitee.

SECTION 8. EFFECTIVENESS, DURATION AND TERMINATION

(a)       This Agreement shall become effective as of the date first written above after approval (i) by a vote of the majority of those Trustees of the Fund who are not parties to this Agreement or interested persons of such party (other than as Trustees of the Fund) cast in person at a meeting called for the purpose of voting on the Agreement, and (ii) if required by the 1940 Act or applicable SEC staff interpretations thereof, by vote of a majority of the outstanding voting securities of the Fund.

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(b)               This Agreement shall remain in effect for a period of two years from the date of its effectiveness and shall continue in effect for successive annual periods thereafter; provided, however, that such continuance is specifically approved at least annually: (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund, and, in either case; (ii) by a majority of the Fund’s Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Fund) by votes cast in person at a meeting called for the purpose of voting on such approval; provided, however, that if the continuation of this Agreement is not approved, the Adviser may continue to render the services described herein in the manner and to the extent permitted by applicable law.

(c)       This Agreement may be terminated immediately by the Fund if the Board, in its reasonable discretion and having due regard to the protection of investors and to the effectuation of the policies declared in section 1(b) of the 1940 Act, find that the services being rendered by the Adviser under this Agreement, fail in a material way to provide responsible management to the Fund as reasonably expected by an investment adviser, as defined in the Advisers Act; provided that the Adviser shall have the opportunity, within ten days of receipt of a written notice describing any such failure and the reasons therefor in reasonable detail, to cure the failure that is the subject of such notice.

(d)       This Agreement may also be terminated at any time, without the payment of any penalty: (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund on sixty days’ written notice to the Adviser; or (ii) by the Adviser on sixty days’ written notice to the Fund. This Agreement shall terminate immediately upon its assignment.

SECTION 9. ACTIVITIES OF THE ADVISER

Except to the extent necessary to perform its obligations hereunder, nothing herein shall be deemed to limit or restrict the Adviser’s right, or the right of any of the Adviser’s directors, officers or employees to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other person.

SECTION 10. REPRESENTATIONS OF ADVISER.

(a)       The Adviser represents and warrants that it: (i) is registered as an investment adviser under the Advisers Act (and shall continue to be so registered for so long as this Agreement remains in effect); (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement; (iii) has met, and shall seek to continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement; (iv) shall promptly notify the Fund of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise; (v) shall promptly notify the Fund if the Adviser is the subject of an administrative proceeding or enforcement action by the SEC or other regulatory authority; (vi) shall promptly notify the Fund of any material fact known to the Adviser regarding or relating to the Adviser

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that would make any written information provided to the Fund materially inaccurate or incomplete or if any written information becomes untrue in any material respect; (vii) shall promptly notify the Fund if the Adviser suffers a material adverse change in its business that would materially impair its ability to perform its duties under the Agreement; (viii) has adopted and implemented (and shall continue to maintain and implement for so long as this Agreement remains in effect) a Code that complies with the requirements of Rule 17j-1 under the 1940 Act; and (ix) it has adopted and implemented (and shall continue to maintain and implement for so long as this Agreement remains in effect) policies and procedures reasonably designed to prevent violations of Federal Securities Laws by the Adviser, its employees, officers, and agents as may be required by Rule 206(4)-7 under the Adviser Act. For purposes of this paragraph, a “material adverse change” shall include, but shall not be limited to, a material loss of assets or accounts under management or the departure of senior investment professionals to the extent such professionals are not replaced promptly with professionals of comparable quality.

(b)       Section 15(f). In accordance with Section 15(f) of the 1940 Act, the Adviser covenants as follows: (i) for a period of three years from January 5, 2022, none of the Adviser or its affiliated persons shall cause, and each shall use commercially reasonable efforts to prevent, any “interested person” of the Adviser or its affiliated persons, as such term is defined in the 1940 Act, to become a trustee of the Fund unless, taking into account such interest person, at least 75 percent of the Trustees are not interested persons of the Fund; and (ii) for a period of two years following the effective date of this Agreement, none of the Adviser or its affiliated persons will cause, and each of the foregoing shall use commercially reasonable efforts to prevent, any affiliated person from engaging in or causing, any act, practice, or arrangement that imposes an “unfair burden” on the Fund within the meaning of Section 15(f) of the 1940 Act; provided, however, that if the Fund or Adviser shall have obtained an order from the SEC exempting it from the provisions of Section 15(f), then this covenant shall be deemed to be modified to the extent necessary to permit the applicable Party to act in a manner consistent with such exemptive order or legal opinion.

SECTION 11. SUBADVISERS

(a)       At its own expense (except that the Fund shall pay a fee to the Fund’s Subadviser), the Adviser may carry out any of its obligations under this Agreement by employing, subject to the approval, direction and control of the Board, one or more Subadvisers who are registered as investment advisers pursuant to the Advisers Act. The Adviser shall: (i) evaluate, select and recommend Subadvisers to manage all or a portion of the Fund’s assets; (ii) allocate and, when appropriate, reallocate the Fund’s assets among multiple Subadvisers; (iii) terminate any Subadviser; (iv) monitor and evaluate each Subadviser’s performance; and (v) implement procedures reasonably designed to help ensure that Subadvisers, in providing services to the Fund, comply with the Fund’s investment objective, investment policies, and investment restrictions documented in the Board Policies, the Organic Documents, the Prospectus, the Adviser Guidelines, and the Procedures, each as provided to the Adviser by the Fund; the 1940 Act; the Advisers Act, the Securities Act; the 1934 Act; the Internal Revenue Code of 1986, as amended; and other applicable laws. Despite the Advisor’s ability to employ Subadvisers to perform the duties set forth in Section 3 of this Agreement, the Adviser shall retain overall supervisory responsibility for the general management and investment of the Fund’s assets.

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The Adviser shall be liable under this Agreement: (i) for its failure to exercise good faith in the employment of a Subadviser; (ii) for its failure to exercise appropriate supervision of a Subadviser; and (iii) as may be otherwise agreed by the Fund and the Adviser in writing.

(b)       Subject to the review and approval of the Board, the Adviser may (i) enter into and amend Subadvisory Agreements with new or current Subadvisers; and (ii) replace any Subadviser.

(c)       Each Subadviser’s employment shall be evidenced by a separate written agreement approved by the Board and, to the extent required by law or regulation, by the shareholders of the Fund.

(d)               The Sub-Advisory fee that is paid to the Sub-Advisor will be paid out of the Fund’s Management Fee. Any fee paid to a Sub-advisor will not increase the overall management fee of the Fund. Rather, it will decrease the portion of the Management Fee that is payable to the Adviser.

SECTION 12. LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

The Trustees of the Fund and the shareholders of the Fund shall not be personally liable for any obligations of the Fund under this Agreement, and the Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Fund in settlement of such rights or claims, and not to the Trustees of the Fund or the shareholders of the Fund.

SECTION 13. RIGHTS TO NAME

(a)       If the Adviser ceases to act as investment adviser to the Fund whose name includes the term “Peachtree” (the “Mark”) or, if the Adviser requests in writing, the Fund shall take prompt action to change the name of the Fund and the Fund to a name that does not include the Mark or any variation thereof. In its sole discretion, the Adviser may from time to time make available, without charge, for use by the Fund and the Fund other marks or symbols owned by the Adviser, including marks or symbols containing the Mark or any variation thereof, as the Adviser deems appropriate (“Other Marks”). Upon the Adviser’s written request, the Fund shall cease to use any Mark or Other Marks. The Fund acknowledges that any rights in the Mark and Other Marks which may exist on the date of this Agreement or arise hereafter are, and under any and all circumstances shall continue to be, the sole property of the Adviser. The Adviser may permit other parties, including other investment companies, to use the Marks and Other Marks without the consent of or notice to the Fund. The Fund shall not use the Mark or Other Marks in conducting any business other than that of an investment company registered under the 1940 Act without the consent of the Adviser.

(b)       Except as reasonably required to perform, or as appropriate in the performance of its duties, obligations and rights pursuant to this Agreement, the Adviser shall not use the name of the Fund or the Fund on any checks, bank drafts, bank statements or forms for other than internal use in a manner not approved by the Fund prior thereto in writing; provided however,

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that the approval of the Fund shall not be required for uses of the Fund’s or the Fund’s name which merely refer in accurate and factual terms to the Fund and the Fund in connection with Adviser’s role hereunder or which is required by any appropriate regulatory, governmental or judicial authority; and further provided that in no event shall such approval be unreasonably withheld or delayed.

SECTION 14: AFFILIATIONS OF PARTIES

Subject to and in accordance with the Organic Documents, the governing documents of the Adviser, and the 1940 Act: (a) the Trustees, officers, or agents of the Fund or shareholders of the Fund are or may be interested in the Adviser or any successor thereof as directors, officers, shareholders or otherwise; (b) the directors, officers, agents, shareholders of the Adviser are or may be interested in the Fund or the Fund as Trustees or officers of the Fund, shareholders of the Fund or otherwise; and (c) the Adviser or any successor and its affiliated persons are or may be interested in the Fund and the Fund as shareholders of the Fund or otherwise. Such a relationship shall be governed by the aforementioned governing instruments.

SECTION 15. CONFIDENTIALITY

(a)       Except as expressly provided otherwise herein, a party shall, during the term of this Agreement: (i) use a level of care no less rigorous than that taken to protect its own non-public information (“Confidential Information”) of a similar nature (but in no event less than a reasonable level of care) to keep confidential, and to prevent any unauthorized disclosure of, any Confidential Information of the other party, (ii) use such Confidential Information only in connection with this Agreement, (iii) not make any commercial use of such Confidential Information for the benefit of itself or any third party beyond the scope of this Agreement, and (iv) except where permitted by law, order, or demand of any governmental or regulatory authority, or as required or permitted by this Agreement, not make any such Confidential Information, or parts thereof, available to any third party.  If any party receives a request or demand from a third party to inspect any documents or other hard or electronic materials containing Confidential Information, the party receiving such a request or demand shall endeavor to notify the applicable party and to secure instructions to produce the requested confidential information from that party or an authorized person of that party.

(b)               Each party shall notify the other party promptly if the other party’s confidential information is disclosed in violation of the provisions of this Agreement or is otherwise lost or unaccounted for.  Each party shall have the right to disclose another party’s confidential information to its employees, officers, directors, advisers, attorneys, consultants, vendors, affiliates, and third party service providers (the “Representatives”) who have an obligation to keep such confidential information confidential in accordance with the terms of this Agreement or substantially similar terms.  Each Party shall be liable for a breach of confidentiality by its Representatives.

(c)               The Fund consents to the disclosure by the Adviser to third parties of its investment results from management of Fund assets: (i) as part of composite investment results; or (ii) otherwise, if approved in advanced by the Fund, which such approval shall not be

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unreasonably withheld.  Each Party consents to the disclosure to third parties of its relationship with the other Party, including the value of Fund assets, collectively, managed by the Adviser from time to time.

SECTION 16. CERTIFICATIONS; DISCLOSURE CONTROLS AND PROCEDURES

The Adviser acknowledges that, in compliance with the Sarbanes-Oxley Act of 2002 (“SOX”), and the implementing regulations thereunder, the Fund is required to make certain certifications and has adopted disclosure controls and procedures (“DCP”). To the extent reasonably requested by the Fund, the Adviser agrees to use its commercially reasonable efforts to assist the Fund in complying with SOX and implementing the DCP. The Adviser agrees to inform the Fund of any material developments relating to the services it provided under this Agreement that the Adviser reasonably believes is relevant to the Fund’s certification obligations under SOX.

SECTION 17. DELEGATION OF CERTAIN OPERATIONAL DUE DILIGENCE, RESEARCH AND RISK MANAGEMENT SERVICES.

(a)       The Adviser may delegate certain of its obligations under this Agreement by employing, subject to the approval, direction and control of the Board, a third party unaffiliated with the Adviser to perform certain operational due diligence, research and risk management services. Such third party shall not perform services causing it to be considered an adviser under the 1940 Act. Despite the Adviser’s ability to employ such third party, the Adviser shall retain overall supervisory responsibility for the general management and investment of the Fund’s assets.

(b)       Should the Fund contract directly with such third party, then the Adviser shall only be liable with respect to such third party for its failure to exercise appropriate supervision of such third party. Should the Adviser contract directly with such third party, then the Adviser shall be liable for the actions or inactions of such third party.

(c)       As set forth in Section 5(b), to the extent approved by the Board, the Fund shall pay the fees and expenses of such third party.

SECTION 18. MISCELLANEOUS

(a)       No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both Parties hereto and, if required by the 1940 Act, by a vote of a majority of the outstanding voting securities of the Fund.

(b)       Neither party to this Agreement shall be liable to the other Party for consequential damages under any provision of this Agreement.

(c)               This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of Delaware; provided, however, that applicable federal law shall apply if such law preempts relevant state law.

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(d)       This Agreement constitutes the entire agreement between the Parties hereto and supersedes any prior agreement between those Parties with respect to the subject matter hereof, whether oral or written.

(e)       This Agreement may be executed by the Parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

(f)       If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the Parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

(g)       Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

(h)       Notices, requests, instructions and communications received by the Parties at their respective principal places of business, as indicated above, or at such other address as a Party may have designated in writing, shall be deemed to have been properly given.

(i)       The terms “vote of a majority of the outstanding voting securities”, “interested person”, “affiliated person,” “control” and “assignment” shall have the meanings ascribed thereto in the 1940 Act. Where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is altered by a rule, regulation or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

(j)       Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the Party indicated and that their signature shall bind the Party indicated to the terms hereof and each Party hereto warrants and represents that this Agreement, when executed and delivered, shall constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

(k)       The provisions of Sections 3(g)-(i), 3(k), 6, 7, the second paragraph of Section 11(a), Sections 12-13, and Sections 15-18 shall survive any termination of this Agreement.

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IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

PEACHTREE ALTERNATIVE STRATEGIES FUND

/s/ Ford Donohue______________

Name: Ford Donohue

Title: President

HB WEALTH MANAGEMENT, LLC

/s/ Stephanie Lang______________

By: Stephanie Lang

Title: Chief Investment Officer

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PEACHTREE ALTERNATIVE STRATEGIES FUND

INVESTMENT ADVISORY AGREEMENT

Appendix A

Fund	Fee[1]
Peachtree Alternative Strategies Fund	0.75% of the Fund’s net assets. This amount will be reduced by any Sub-Advisory Fee paid to the Subadviser.

[1] Calculated as set forth in the Prospectus.